Change in Classification - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Other Revenue [Member] | Bus Ticketing [Member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified	$ 50,932	$ 5,615
Advance from Customers [Member] | Refund Due to Customers [Member]
Disclosure Of Reclassifications Or Changes In Presentation [Line Items]
Amount reclassified	$ 5,788